Share-Based Compensation - Schedule of Share Options Outstanding (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
2022 Options [Member]
Schedule of Share Options Outstanding [Line Items]
Number of options outstanding, beginning balance	4,000,000
Weighted average exercise price outstanding, beginning balance (in Dollars per share)	$ 0.2305
Weighted average remaining contractual life outstanding, beginning balance	5 years 2 months 8 days
Aggregate Intrinsic Value outstanding, beginning balance (in Dollars)	$ 408
Number of options outstanding, ending balance	4,000,000	4,000,000
Weighted average exercise price outstanding, ending balance (in Dollars per share)	$ 0.2305	$ 0.2305
Weighted average remaining contractual life outstanding, ending balance	4 years 2 months 8 days
Aggregate Intrinsic Value outstanding, ending balance (in Dollars)		$ 408
MDRT Options [Member]
Schedule of Share Options Outstanding [Line Items]
Number of options outstanding, beginning balance	11,300,000
Weighted average exercise price outstanding, beginning balance (in Dollars per share)	$ 0.05
Aggregate Intrinsic Value outstanding, beginning balance (in Dollars)	$ 3,192
Number of options, granted	26,418,000	13,680,000
Weighted average exercise price, granted (in Dollars per share)	$ 0.0955	$ 0.05
Weighted average remaining contractual life, granted	3 years 2 months 8 days	4 years 5 months 26 days
Aggregate Intrinsic Value, granted (in Dollars)	$ 1,778	$ 4,275
Number of options, exercised	(210,000)
Number of options, forfeited	(10,039,420)	(2,380,000)
Number of options outstanding, ending balance	27,468,580	11,300,000
Weighted average exercise price outstanding, ending balance (in Dollars per share)	$ 0.0903	$ 0.05
Weighted average remaining contractual life outstanding, ending balance	2 years 7 months 2 days	3 years 7 months 2 days
Aggregate Intrinsic Value outstanding, ending balance (in Dollars)	$ 57	$ 3,192